CONSOLIDATED STATEMENTS OF CASH FLOWS - DOLLAR THRIFTY (Dollar Thrifty Automotive Group Inc., USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income (loss)	$ 159,550,000	$ 131,216,000	$ 45,022,000
Depreciation:
Vehicle depreciation	317,814,000	362,233,000	460,660,000
Non-vehicle depreciation	19,381,000	20,190,000	19,200,000
Net gains from disposition of revenue-earning vehicles	(46,887,000)	(63,084,000)	(35,086,000)
Amortization	7,505,000	7,290,000	7,994,000
Performance share incentive, stock option and restricted stock plans	3,234,000	4,785,000	4,698,000
Interest income earned on restricted cash and investments	(397,000)	(653,000)	(3,202,000)
Long-lived asset impairment		1,057,000	2,592,000
Provision for (recovery of) losses on receivables	43,000	(399,000)	3,129,000
Deferred income taxes	86,652,000	76,957,000	16,854,000
(Increase) decrease in fair value of derivatives	(3,244,000)	(28,694,000)	(28,848,000)
Change in assets and liabilities, net of acquisitions:
Income taxes payable/receivable	47,017,000	(61,357,000)	(3,220,000)
Receivables	(7,675,000)	6,442,000	28,574,000
Prepaid expenses and other assets	14,433,000	6,337,000	12,275,000
Accounts payable	2,810,000	(1,531,000)	(2,522,000)
Accrued liabilities	(6,472,000)	1,687,000	6,761,000
Vehicle insurance reserves	(21,205,000)	(864,000)	(1,726,000)
Other	(5,265,000)	329,000	2,769,000
Net cash provided by operating activities	567,294,000	461,941,000	535,924,000
CASH FLOWS FROM INVESTING ACTIVITIES:
Revenue earning equipment expenditures	(1,168,532,000)	(1,239,088,000)	(1,060,251,000)
Revenue-earning vehicles-Proceeds from sales	757,766,000	856,775,000	1,477,368,000
Change in cash and cash equivalents-required minimum balance	100,000,000		(100,000,000)
Net change in restricted cash and investments	(75,461,000)	345,786,000	(22,750,000)
Property, equipment and software-Purchases	(16,633,000)	(23,031,000)	(15,508,000)
Property, equipment and software-Proceeds from sales	359,000	464,000	104,000
Acquisitions, net of cash acquired			(8,000)
Net cash used in investing activities	(402,501,000)	(59,094,000)	278,955,000
Debt and other obligations:
Proceeds from vehicle debt and other obligations	1,537,903,000	526,876,000	44,781,000
Payments of vehicle debt and other obligations	(1,387,073,000)	(847,448,000)	(785,225,000)
Payments of non-vehicle debt	(148,125,000)	(10,000,000)	(20,000,000)
Issuance of common shares	4,774,000	2,988,000	129,583,000
Common stock offering costs			(6,635,000)
Net settlement of employee withholding taxes on share-based awards	(3,205,000)	(722,000)
Early termination of interest rate swap	(8,815,000)
Forward stock repurchase agreement	(100,000,000)
Payments of Financing Costs	(14,757,000)	(11,792,000)	(6,615,000)
Net cash provided by (used in) financing activities	(119,298,000)	(340,098,000)	(644,111,000)
Net decrease in cash and cash equivalents during the period	45,495,000	62,749,000	170,768,000
CASH AND CASH EQUIVALENTS:
Cash and cash equivalents at beginning of period	463,153,000	400,404,000	229,636,000
Cash and cash equivalents at end of period	508,648,000	463,153,000	400,404,000
Cash paid for (refund of):
Interest	66,559,000	82,923,000	96,569,000
Income taxes to (from) taxing authorities	(31,965,000)	74,745,000	22,350,000
SUPPLEMENTAL DISCLOSURES OF INVESTING AND FINANCING NONCASH ACTIVITIES:
Sales and incentives related to revenue-earning vehicles included in receivables	23,611,000	5,340,000	33,704,000
Purchases of revenue-earning vehicles included in accounts payable	5,707,000	1,261,000	370,000
Purchases of property, equipment and software included in accounts payable	$ 2,309,000	$ 671,000	$ 2,914,000